Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund | NASDAQ US Broad Dividend Achievers™ Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.50%	11.94%	12.40%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.81%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			2.77%	8.00%	10.25%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.68%	5.66%	8.23%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.11%	6.09%	8.01%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			6.68%	8.35%	10.03%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Dividend Builder Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			8.76%	9.43%	11.13%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.81%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%	15.31%	18.11%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			8.57%	10.85%	14.43%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.25%	8.79%	12.56%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.47%	8.36%	11.69%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			12.83%	11.21%	14.36%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			14.88%	12.33%	15.33%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Growth Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			14.32%	11.77%	14.75%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.32%	10.52%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.14%	14.27%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			6.21%	9.08%	9.16%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.71%	7.89%	8.08%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	7.06%	7.30%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			10.23%	9.43%	8.92%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			12.37%	10.54%	10.02%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			11.83%	9.98%	9.47%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Large-Cap Value Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			12.42%	10.59%	10.09%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.14%	14.27%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%	9.61%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(11.09%)	2.54%	7.71%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.70%)	1.21%	5.97%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(5.41%)	1.90%	5.92%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			(7.69%)	2.87%	7.50%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			(5.97%)	3.90%	8.57%
Eaton Vance Domestic Equity Funds - Classes A,C,I,R, and R6 | Eaton Vance Small-Cap Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			(6.42%)	3.38%	8.03%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.81%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | Blended Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.70%	8.47%	9.77%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			5.21%	7.00%	8.55%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.82%	5.62%	7.31%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.81%	5.22%	6.62%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			9.18%	7.39%	8.34%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			11.28%	8.45%	9.41%
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			10.70%	7.91%	8.88%
Performance Inception Date		May 02, 2016
Eaton Vance Balanced Fund - Classes A, C, I, R, and R6 | Eaton Vance Balanced Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			11.33%	8.50%	9.46%
Performance Inception Date		May 02, 2016
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			3.94%	(0.34%)	2.05%
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund | A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.27%	(1.71%)	0.69%
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund | A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			2.31%	(0.82%)	1.00%
Eaton Vance Special Investment Trust | Eaton Vance Core Bond Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			7.78%	0.58%	2.65%
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund | MSCI India Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.62%	9.88%	9.69%
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(7.31%)	6.59%	8.45%
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(7.68%)	5.63%	7.74%
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.08%	6.31%	7.45%
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			(3.72%)	6.97%	8.26%
Eaton Vance India Fund - Classes A, C, and I | Eaton Vance India Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			(1.90%)	8.18%	9.42%

[1]
*	The blended index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.